PRINCIPAL ACCOUNTING POLICIES (Policies)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation
2.1	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Significant accounting policies followed by the Group in the preparation of its accompanying unaudited interim condensed consolidated financial statements are summarized below.

2.1	Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The interim unaudited condensed consolidated financial statements have been prepared on the same basis as the annual audited consolidated financial statements. The consolidated balance sheet as of December 31, 2021 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by U.S. GAAP. In management’s opinion, the Company has made all adjustments (consisting only of normal, recurring adjustments, except as otherwise indicated) necessary to fairly state its consolidated financial condition, results of operations and cash flows. The results of operations of any interim period are not necessarily indicative of the results of operations for the full year or any other interim period. These financial statements and accompanying notes should be read in conjunction with the consolidated financial statements and notes thereto in the Company’s audited financial statements for the year ended December 31, 2021 in the Company’s Annual Report on Form 20-F.

Significant accounting policies followed by the Group in the preparation of its accompanying unaudited interim condensed consolidated financial statements are summarized below.

Basis of consolidation
2.2	Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIE and VIE’s subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies the guidance codified in ASC 810, Consolidations on accounting for the VIE, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns; or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor with disproportionately fewer voting rights.

All transactions and balances between the Company, its subsidiaries, the consolidated VIE and VIE’s subsidiaries have been eliminated upon consolidation.

2.2	Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIE and VIE’s subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

The Company applies the guidance codified in ASC 810, Consolidations on accounting for the VIE, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns; or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor with disproportionately fewer voting rights.

All transactions and balances between the Company, its subsidiaries, the consolidated VIE and VIE’s subsidiaries have been eliminated upon consolidation.

Use of estimates
2.3	Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the unaudited interim condensed consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s unaudited interim condensed consolidated financial statements include but are not limited to the useful lives of property, equipment and software, impairment of long-lived assets, valuation allowance for deferred tax assets, valuation of ordinary shares and share-based compensation. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable under current circumstances. Actual results could differ from those estimates.

2.3	Use of estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the unaudited interim condensed consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s unaudited interim condensed consolidated financial statements include but are not limited to the useful lives of property, equipment and software, impairment of long-lived assets, valuation allowance for deferred tax assets, valuation of ordinary shares and share-based compensation. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable under current circumstances. Actual results could differ from those estimates.

Foreign currency
2.4	Foreign currency

The Group’s reporting currency is RMB. The functional currency of the Company and subsidiaries incorporated in Hong Kong and United States of America, is the United States dollars (“US$”). The functional currency of the Group’s PRC subsidiaries, consolidated VIE and VIE’s subsidiaries is RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

2.	PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
2.4	Foreign currency (continued)

Transactions denominated in currencies other than the functional currency are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Exchange gain or loss resulting from those foreign currency transactions denominated in foreign currencies is recorded in the Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss)/Income.

The financial statements of the Company and subsidiaries located outside of the PRC are translated from their functional currency into RMB. Their assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income in the consolidated financial statements.

Fair value measurement
2.5	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount and the measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group mainly consist of cash and cash equivalents, short-term investments, accounts receivables, amounts due from related parties, prepayments and other current assets, accounts payable, certain accrued expenses and other current liabilities. Except for short-term investments, the carrying values of other financial assets and liabilities approximate their fair values due to the short-term maturity of these instruments. The Group reports short-term investments at fair value based on Level 2 measurement.

Cash and cash equivalents
2.6	Cash and cash equivalents

Cash includes cash on hand and deposits held by financial institutions that can be added to or withdrawn without limitation or restriction. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities of three months or less.

2.	PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Short-term investments
2.7	Short-term investments

Short-term investments are wealth management products issued by commercial banks or other financial institutions, which contains fixed or variable interest with original maturities within one year. These investments are stated at fair value. Changes in the fair value are reflected in investment income in the Consolidation Statements of Comprehensive (Loss)/Income.

Accounts receivable
2.8	Accounts receivable

Accounts receivable are presented net of allowance for doubtful accounts (if any). The Group provides general and specific provisions for bad debts when facts and circumstances indicate that the receivables are unlikely to be collected. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. No allowance for doubtful accounts was recognized for the six months ended June 30, 2021 and 2022.

Property, equipment and software
2.9	Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Property, equipment and software are depreciated at rates sufficient to write off their cost less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Leasehold improvement	Shorter of lease term or estimated useful life of the assets
Furniture and fixtures	5 years
Motor vehicles	3-5 years
Software	5 years

The majority of electronic equipment includes servers. The Group recognized the gain or loss on the disposal of property, equipment and software in the Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss)/Income.

Intangible assets
2.10	Intangible assets

Intangible assets purchased are recognized and measured at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives as below:

Category	Estimated useful lives
Domains	10 years

The estimated useful lives of domains are the periods over which they are expected to be available for use by the Group, which are mainly determined based on the periods of effective registration of the domains.

2.	PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Impairment of long-lived assets
2.11	Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than that the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the asset over the fair value of the asset. No impairment of long-lived assets was recognized for the six months ended June 30, 2021 and 2022.

Revenue recognition
2.12	Revenue recognition

The Group accounted for revenue under ASC 606, Revenue from Contracts with Customers, and all periods have been presented under ASC 606. Consistent with the criteria of ASC 606, the Group recognizes revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for those services.

To achieve that core principle, the Group applies the five steps defined under ASC 606: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) a performance obligation is satisfied.

According to ASC 606, revenue is recognized net of value-added tax (“VAT”) when or as the control of services is transferred to a customer. Depending on the terms of the contract, control of services may be transferred over time or at a point in time. Control of services is transferred over time if the Group: (i) provides all of the benefits received and consumed simultaneously by the customer; (ii) creates and enhances an asset that the customer controls as the Group performs; or (iii) does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date. If control of services is transferred over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the services.

Online recruitment services to enterprise customers

The Group provides online recruitment services carrying different kinds of features to enterprise customers, including direct recruitment services such as job postings, and value-added tools such as bulk invite sending, which could be purchased as a part of subscription packages or on a standalone basis.

Based on the pattern by which the Group provides services and how enterprise customers benefit from services, these services can be divided into two categories in terms of revenue recognition: (i) services over a particular subscription period, which provide enterprise customers certain rights during a particular subscription period; for example, paid job postings allow enterprise customers to present certain job positions, receive job seeker recommendations, browse the mini-resume of and chat with a certain number of job seekers in its platform during the subscription period; and (ii) services with definite and limited number of usages within an expiration period, such as bulk invite sending and advanced filer. Accordingly, the Group recognizes its revenues from online recruitment services either over time or at a point in time as following:

●	For services over a particular subscription period, the Group has a stand-ready obligation to deliver the corresponding services on a when-and-if-available basis during the subscription period and enterprise customers simultaneously and continuously receive and consume the benefits as the Group provides the services throughout the subscription period. Therefore, a time-based measure of progress best reflects the satisfaction of the performance obligations and the Group recognizes revenues on a straight-line basis over the subscription period. Revenues recognized over time for the six months ended June 30, 2021 and 2022 were RMB1,338,480 and RMB1,647,892, respectively.
2.	PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.12  Revenue recognition (continued)

●	For services with definite and limited number of usages within an expiration period, upon the delivery of the individual services, the Group satisfies its performance obligations and enterprise customers benefit from its performance obligations, and therefore revenues are recognized at a point in time; and if these services are unused within the expiration period, the Group recognizes the relevant revenues when they expire. Revenues recognized at a point in time for the six months ended June 30, 2021 and 2022 were RMB601,439 and RMB579,292, respectively.

Other services

Other services mainly represent paid value-added tools offered to job seekers such as increased exposure of resume and candidate competitive analysis.

The Group defines enterprise customers who contributed revenue of RMB50 or more annually as key accounts, who contributed revenue between RMB5 and RMB50 annually as mid-sized accounts, and who contributed revenue of RMB5 or less annually as small-sized accounts.

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Online recruitment services to enterprise customers
– Key accounts	362,763	517,925
– Mid-sized accounts	633,685	910,848
– Small-sized accounts	943,471	798,411
Others	16,798	23,040
Total	1,956,717	2,250,224

Arrangements with multiple performance obligations

Multiple performance obligations exist when enterprise customers purchase subscription packages which include an array of services. For those services included in subscription packages, the selling prices are consistently made references to the standalone selling prices when sold separately. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price, considering bulk-sale price discounts offered to certain enterprise customers where applicable.

Deferred revenue

The Group records deferred revenue when the Group receives customers’ payments in advance of transferring control of services to customers. Substantially all deferred revenue recorded are expected to be recognized as revenues in the next twelve months.

Remaining performance obligations

Remaining performance obligations represent the amount of contracted future revenues not yet recognized as the amount relate to undelivered performance obligations. Substantially all of the Group’s contracts with customers are within one year in duration. As such, the Group has elected to apply the practical expedient which allows an entity to exclude disclosures about its remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

2.4	Revenue recognition

The Group accounted for revenue under ASC 606, Revenue from Contracts with Customers, and all periods have been presented under ASC 606. Consistent with the criteria of ASC 606, the Group recognizes revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for those services.

To achieve that core principle, the Group applies the five steps defined under ASC 606: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) a performance obligation is satisfied.

According to ASC 606, revenue is recognized net of value-added tax (“VAT”) when or as the control of services is transferred to a customer. Depending on the terms of the contract, control of services may be transferred over time or at a point in time. Control of services is transferred over time if the Group: (i) provides all of the benefits received and consumed simultaneously by the customer; (ii) creates and enhances an asset that the customer controls as the Group performs; or (iii) does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date. If control of services is transferred over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the services.

Online recruitment services to enterprise customers

The Group provides online recruitment services carrying different kinds of features to enterprise customers, including direct recruitment services such as job postings, and value-added tools such as bulk invite sending, which could be purchased as a part of subscription packages or on a standalone basis.

Based on the pattern by which the Group provides services and how enterprise customers benefit from services, these services can be divided into two categories in terms of revenue recognition: (i) services over a particular subscription period, which provide enterprise customers certain rights during a particular subscription period; for example, paid job postings allow enterprise customers to present certain job positions, receive job seeker recommendations, browse the mini-resume of and chat with a certain number of job seekers in its platform during the subscription period; and (ii) services with definite and limited number of usages within an expiration period, such as bulk invite sending and advanced filer. Accordingly, the Group recognizes its revenues from online recruitment services either over time or at a point in time as following:

●	For services over a particular subscription period, the Group has a stand-ready obligation to deliver the corresponding services on a when-and-if-available basis during the subscription period and enterprise customers simultaneously and continuously receive and consume the benefits as the Group provides the services throughout the subscription period. Therefore, a time-based measure of progress best reflects the satisfaction of the performance obligations and the Group recognizes revenues on a straight-line basis over the subscription period. Revenues recognized over time for the nine months ended September 30, 2021 and 2022 were RMB2,207,283 and RMB2,509,702, respectively.
●	For services with definite and limited number of usages within an expiration period, upon the delivery of the individual services, the Group satisfies its performance obligations and enterprise customers benefit from its performance obligations, and therefore revenues are recognized at a point in time; and if these services are unused within the expiration period, the Group recognizes the relevant revenues when they expire. Revenues recognized at a point in time for the nine months ended September 30, 2021 and 2022 were RMB929,771 and RMB881,946, respectively.
2.	PRINCIPAL ACCOUNTING POLICIES (CONTINUED)
2.4	Revenue recognition (continued)

Other services

Other services mainly represent paid value-added tools offered to job seekers such as increased exposure of resume and candidate competitive analysis.

The Group defines enterprise customers who contributed revenue of RMB50 or more annually as key accounts, who contributed revenue between RMB5 and RMB50 annually as mid-sized accounts, and who contributed revenue of RMB5 or less annually as small-sized accounts.

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Online recruitment services to enterprise customers
—Key accounts	643,114	775,037
—Mid-sized accounts	1,080,514	1,375,551
—Small-sized accounts	1,413,426	1,241,060
Others	31,424	37,139
Total	3,168,478	3,428,787

Arrangements with multiple performance obligations

Multiple performance obligations exist when enterprise customers purchase subscription packages which include an array of services. For those services included in subscription packages, the selling prices are consistently made references to the standalone selling prices when sold separately. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price, considering bulk-sale price discounts offered to certain enterprise customers where applicable.

Deferred revenue

The Group records deferred revenue when the Group receives customers’ payments in advance of transferring control of services to customers. Substantially all deferred revenue recorded are expected to be recognized as revenues in the next twelve months.

Remaining performance obligations

Remaining performance obligations represent the amount of contracted future revenues not yet recognized as the amount relate to undelivered performance obligations. Substantially all of the Group’s contracts with customers are within one year in duration. As such, the Group has elected to apply the practical expedient which allows an entity to exclude disclosures about its remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

2.	PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Cost of revenues

2.13  Cost of revenues

Cost of revenues consist primarily of settlement cost of third-party on-line payment platforms, payroll and other employee-related expenses, server and bandwidth service cost, server depreciation and other expenses incurred by the Group which are directly attributable to the performance of the Group’s online recruitment services.

2.	PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

Sales and marketing expenses
2.14	Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising expenses, payroll and other employee- related expenses for the Group’s sales and marketing staff as well as other expenses such as office rental and property management fees for sales functions. Advertising expenses generally represent online traffic acquisition and branding activities cost. For the six months ended June 30, 2021 and 2022, advertising expenses totaled RMB723,724 and RMB348,594, respectively.

Research and development expenses

2.15  Research and development expenses

Research and development expenses primarily consist of payroll and other employee-related expenses and other expenses such as office rental and property management fees for research and development functions. All research and development costs are expensed as incurred.

General and administrative expenses

2.16  General and administrative expenses

General and administrative expenses consist primarily of payroll and other employee-related expenses for the Group’s managerial and administrative staff and other expenses such as office rental and property management fees.

Employee benefits
2.17	Employee benefits

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries, VIE and VIE’s subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses contributed by the Group, including accrued and unpaid amounts, were RMB109,040 and RMB171,116 for the six months ended June 30, 2021 and 2022, respectively.

Share-based compensation

2.18  Share-based compensation

The Group grants share options and restricted share units (“RSUs”) to its management, other key employees and eligible nonemployees. Such compensation is accounted for in accordance with ASC 718, Compensation — Stock Compensation. The Group adopted ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, for the periods presented. Under ASU 2018-07, the accounting for nonemployees’ share-based awards is similar to the model for employee awards. And forfeitures are accounted for when they occur.

Share-based awards with service conditions only are measured at the grant-date fair value of the awards and recognized as expenses using the straight-line method over the requisite service period. Share-based awards that are subject to both service conditions and the occurrence of an IPO or change of control as a performance condition, are measured at the grant-date fair value, and cumulative share-based compensation expenses for the awards that have satisfied the service condition were recorded upon the completion of the Company’s IPO in June 2021.

The fair value of share options is estimated using the binomial option-pricing model. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined by management with the assistance from an independent valuation firm using management’s estimates and assumptions. The fair value of the RSUs, which were granted subsequent to the completion of the Company’s IPO, is estimated based on the fair value of the underlying ordinary shares of the Company on the grant date.

2.	PRINCIPAL ACCOUNTING POLICIES (CONTINUED)

2.18  Share-based compensation (continued)

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards.

2.5  Share-based compensation

The Group grants share options and restricted share units (“RSUs”) to its management, other key employees and eligible nonemployees. Such compensation is accounted for in accordance with ASC 718, Compensation-Stock Compensation. The Group adopted ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, for the periods presented. Under ASU 2018-07, the accounting for nonemployees’ share-based awards are similar to the model for employee awards. And forfeitures are accounted for when they occur.

Share-based awards with service conditions only are measured at the grant-date fair value of the awards and recognized as expenses using the straight-line method over the requisite service period. Share-based awards that are subject to both service conditions and the occurrence of an IPO or change of control as a performance condition, are measured at the grant-date fair value, and cumulative share-based compensation expenses for the awards that have satisfied the service condition were recorded upon the completion of the Company’s IPO in June 2021.

The fair value of share options is estimated using the binomial option-pricing model. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined by management with the assistance from an independent valuation firm using management’s estimates and assumptions. The fair value of the RSUs, which were granted subsequent to the completion of the Company’s IPO, is estimated based on the fair value of the underlying ordinary shares of the Company on the grant date.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards.

Operating leases

2.19  Operating leases

The Group applied ASC 842, Leases, on January 1, 2019 on the modified retrospective basis. The Group determines if an arrangement is a lease at inception. Operating leases are primarily for office and are included in operating lease right-of-use assets and operating lease liabilities on the Consolidated Balance Sheets. Operating lease right-of-use assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent obligation to make lease payments arising from the lease. The operating lease right-of-use assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Group’s lease term may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense is recognized on a straight-line basis over the lease term. And the Group has elected the practical expedient to account for lease and non-lease components as a single lease component. Upon the adoption of ASC 842, the Group recognized operating lease assets of RMB50,570 and operating lease liabilities of RMB50,089 on the Consolidated Balance Sheets.

For operating lease with a term of one year or less, the Group has elected to not recognize a lease liability or lease right-of-use asset on its Consolidated Balance Sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease expenses are immaterial to its Consolidated Statements of Comprehensive (Loss)/Income.

Taxation

2.20  Taxation

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for deferred income taxes under the liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Comprehensive (Loss)/Income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is more likely than not to prevail based on the facts and technical merits of the position. Tax positions that meet the more likely than not recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of June 30, 2022, the Group did not have any significant unrecognized uncertain tax positions.

Statutory reserves

2.21  Statutory reserves

The Company’s subsidiaries, consolidated VIE and VIE’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the foreign investment enterprises established in the PRC, the Group’s subsidiaries registered as wholly owned foreign enterprises have to make appropriations from their after-tax profits as determined under the PRC GAAP to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund on an annual basis. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with the PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Law, the Group’s consolidated VIE and VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund on an annual basis. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under the PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

No appropriation to any reserve fund was made for the six months ended June 30, 2021 and 2022.

Comprehensive income/(loss)

2.22  Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group recognizes foreign currency translation adjustments as other comprehensive income/(loss) in the consolidated financial statements. As such adjustments do not incur income tax obligations, there are no tax adjustments to arrive at other comprehensive income/(loss) on a net-of-tax basis.

Segment reporting

2.23  Segment reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker has been identified as the Chief Executive Officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. Therefore, the Group has only one reportable segment. As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenues are derived from entities within the PRC, no geographical segments are presented.

Net income/(loss) per share

2.24  Net income/(loss) per share

Basic net income/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The net income/(loss) will be adjusted by deducting (1) dividends declared in the period on preferred shares (if any), (2) cumulative dividends on preferred shares (whether or not declared) and (3) deemed dividends as required by U.S. GAAP. Diluted net income/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, for periods prior to the completion of the Company’ IPO in June 2021, unvested RSUs and shares issuable upon the exercise of share options using the treasury stock method. The computation of diluted net income/(loss) per share does not assume conversion, exercise or contingent issuance of securities that would have an anti-dilutive effect.

The two-class method is used for computing net income per share in the event the Group has net income available for distribution. Using the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights, if applicable. Prior to the completion of the Company’ IPO in June 2021, the computation of basic net loss per share using the two-class method was not applicable as the Company was in a net loss position and the participating securities did not have contractual obligations to share in the loss of the Company. After the completion of the IPO, net income/(loss) per share is computed on Class A ordinary shares and Class B ordinary shares combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

Recent accounting pronouncements

2.25  Recent accounting pronouncements

Recently adopted accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, to remove specific exceptions to the general principles in Topic 740 and to simplify the accounting for income taxes. The standard is effective for public companies for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Group adopted this ASU from January 1, 2022, which didn’t have a material impact on the consolidated financial statements.

Recent accounting pronouncements not yet adopted

In June 2016, the FASB amended guidance related to the expected credit loss of financial instruments as part of ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. In November 2019, the FASB issued ASU 2019-10, which amends the effective date for credit losses as follows: for public business entities that meet the definition of an SEC filer, excluding entities eligible to be SRCs as defined by the SEC, the standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years; for all other entities, the standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The standard is effective for the Group’s fiscal year beginning January 1, 2023. The ASU is not expected to have a material impact on the consolidated financial statements.

2.6  Recent accounting pronouncements

Recently adopted accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes, to remove specific exceptions to the general principles in Topic 740 and to simplify the accounting for income taxes. The standard is effective for public companies for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Group adopted this ASU from January 1, 2022, which didn’t have a material impact on the consolidated financial statements.

Recent accounting pronouncements not yet adopted

In June 2016, the FASB amended guidance related to the expected credit loss of financial instruments as part of ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. In November 2019, the FASB issued ASU 2019-10, which amends the effective date for credit losses as follows: for public business entities that meet the definition of an SEC filer, excluding entities eligible to be SRCs as defined by the SEC, the standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years; for all other entities, the standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The standard is effective for the Group’s fiscal year beginning January 1, 2023. The ASU is not expected to have a material impact on the consolidated financial statements.